SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
SHARE CAPITAL

31.    SHARE CAPITAL

	Number	Share
	of shares	capital
		Thousand USD
The Company
Ordinary shares of USD0.0001 each
Authorized:
On August 19, 2013 and December 31, 2013	500,000,000	—
Issued:
On August 19, 2013 and December 31, 2013	339,196,670	—
Issued at IPO	50,830,000	5
On December 31, 2014 and 2015	390,026,670	5
Issued:
On July 15, 2016	29,519,844	3
On December 31, 2016, 2017 and 2018	419,546,514	8

During the year ended December 31, 2016, the Group issued 29,519,844 restricted ordinary shares to SunPeak Universal Holdings, Inc. as part of the consideration to acquire 23 solar parks in USA (note 20 (1)). The par value and fair value of shares issued was USD 2,952 and USD10, 147,446 as of the acquisition date.

As of December 31, 2017 and 2018, the Group had 940,000 and 940,000 ordinary shares respectively, including restricted shares, which were legally issued according to its share incentive plans, but were not deemed issued or outstanding from an accounting perspective.